Nature of Business and Organization (Tables)	12 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of consolidated financial statements reflect activities of company
Name of Entity	Principal Activities	Place and Date of Incorporation	Ownership

Regencell Bioscience Limited (Hong Kong)	Research and Development Day-to-day operations	Hong Kong, incorporated on May 12, 2015	100% owned Regencell Bioscience Holdings Limited
Regencell Limited (Hong Kong)	Production and testing laboratory Research and Development	Hong Kong, incorporated on November 20, 2014	100% owned Regencell Bioscience Holdings Limited
Regencell Bioscience Asia Limited	Research and Development	Hong Kong, incorporated on September 17, 2021	60% owned Regencell Bioscience Limited